Income Tax - Summary of Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current period expense	$ 1,015	$ 1,801
Origination and reversal of temporary differences	(363)	24,735
Deferred tax adjustments related to prior periods	(204)	2,642
Deferred income tax expense (recovery)	(567)	27,377
Income tax expense	$ 448	$ 29,178